SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES (Details) (Parenthetical)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Applicable tax rate, percentage	25.00%	25.00%	25.00%	25.00%